Nature of Business and Organization (Tables)	12 Months Ended
Mar. 31, 2026
Nature of Business and Organization [Abstract]
Schedule of Consolidated Financial Statements

The consolidated financial statements reflect the activities of each of the following entities:

Name	Background	Ownership	Principal activities
Raytech Holding Limited (“Raytech”)	● A BVI company ● Incorporated on June 24, 2022	-	Investment holding
Pure Beauty Manufacturing Company Limited (“Pure Beauty”)	● A Hong Kong company ● Incorporated on April 15, 2013	100% owned by Raytech	Engaged in the sourcing and wholesaling of personal care and lifestyle electrical appliances
Raytech Innovation Limited (“Raytech Innovation”)	● A Hong Kong company ● Incorporated on May 6, 2025	100% owned by Raytech	Engaged in the provision of product design and development services and project advisory services in relation to personal health care electronics
Worry free Group (Hong Kong) Limited (“Worry free”)	● A Hong Kong company ● Incorporated on April 8, 2024 ● Acquired on December 29, 2025	100% owned by Raytech Innovation	Engaged in the provision of marketing solutions and execution services